Prepaids and Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Prepaids and other
Prepaids	$ 3,592	$ 2,109
Deposits	539	539
Total	4,131	2,648
Other assets, non-current
Deferred future financing costs	7,311	5,083
Royalty - advance payment	240	120
Other Assets, Noncurrent, Total	$ 7,551	$ 5,203